Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Cash
Cash on hand	$440	$472
Bank deposits	15,647	10,423
	16,087	10,895
Cash equivalents (with maturities of less than three months)
Commercial papers	$13,530	$19,592
Negotiable certificates of deposit	7,500	15,500
Time deposits	2,657	4,206
Stimulus vouchers	5	—
	23,692	39,298
	$39,779	$50,193

Annual Yield Rates of Bank Deposits, Commercial Paper, Negotiable Certificates of Deposit and Time Deposits and Repurchase Agreements Collateralized by Bonds

The annual yield rates of bank deposits, commercial papers, negotiable certificates of deposit and time deposits as of balance sheet dates were as follows:

December 31
	2021	2022
Bank deposits	0.00%-0.45%	0.00%-2.62%
Commercial papers	0.17%-0.30%	0.56%-1.30%
Negotiable certificates of deposit	0.27%-0.30%	1.20%-1.45%
Time deposits	0.01%-3.60%	0.01%-4.65%